Equity - Summary of Share Capital (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Issued Share Capital [Line Items]
Number of shares issued	92,945,430	117,000,000
Shareholder capital	$ 9,295	$ 1,000
Common Class A [Member]
Disclosure Of Issued Share Capital [Line Items]
Number of shares issued	147,192,930	117,000,000
Shareholder capital	$ 14,720	$ 1,000
Common Class B [Member]
Disclosure Of Issued Share Capital [Line Items]
Number of shares issued	54,247,500	0
Shareholder capital	$ 5,425	$ 0